Off-take Arrangement Fee (Details) (USD $)	3 Months Ended	9 Months Ended	12 Months Ended	29 Months Ended	32 Months Ended				0 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2012	Mar. 31, 2013	Dec. 31, 2012	Mar. 31, 2013	Dec. 31, 2013	Sep. 04, 2013	Mar. 31, 2012	Oct. 18, 2012 Off-take agreement Sichuan t	Mar. 31, 2013 Off-take agreement Sichuan
Off-take arrangement fees
Minimum purchase obligation (in metric tonnes)									500,000
Period of purchase commitment starting with the commencement of production at Holbrook, Arizona facility										10 years
One-time third party arrangement fee									$ 7,800,000
One-time third party off-take arrangement fee	7,751,000	7,751,000	7,751,000	7,751,000	7,751,000
Third party arrangement fee payable as a percentage of cash									50.00%
Third party arrangement fee payable as a percentage of common stock									50.00%
One-time third party arrangement fee payable in common stock shares									33,125
Number of shares of common stock issued			1,451,914		1,451,914	4,191,658	114,969,415	789,783		33,125
Amount paid to third party										2,300,000
Remaining amount payable included in accrued liabilities			$ 11,758,000		$ 11,758,000			$ 844,000		$ 1,600,000